INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 334 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	$ 648,671,714	$ 563,459,929
Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	610,874,917	527,524,725
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	232,526,472	280,394,161
Mutual funds | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	222,992,527	266,691,882
Bunge shares | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	11,155,132	9,962,378
Bunge shares | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	10,559,049	9,370,258
Collective trusts - Stable Value | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	373,312,398	247,520,396
Collective trusts - Stable Value | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	347,621,749	227,901,970
Self-directed brokerage accounts | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	31,677,712	25,582,994
Self-directed brokerage accounts | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ 29,701,592	$ 23,560,615